Income taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	SFr 175.9	SFr 107.8	SFr 69.5
Liabilities	(9.3)	(10.8)	(10.5)
Net amount	166.6	97.1	SFr 59.1
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	273.4	168.5
Liabilities	(106.9)	(71.4)
Net amount	166.6	97.1
Offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	97.5	60.6
Liabilities	(97.5)	(60.6)
Net amount	0.0	0.0
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	134.4	81.5
Liabilities	(7.3)	(9.9)
Net amount	127.2	71.6
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.9	0.3
Liabilities	(5.4)	(6.2)
Net amount	(4.5)	(5.9)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.0	0.0
Liabilities	(87.8)	(50.6)
Net amount	(87.7)	(50.6)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.0	0.0
Liabilities	(2.6)	(2.9)
Net amount	(2.6)	(2.9)
Other current financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	73.7	46.7
Liabilities	0.0	0.0
Net amount	73.7	46.7
Other current operating liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	17.2	17.2
Liabilities	(1.0)	(0.7)
Net amount	16.1	16.5
Other non-current financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	22.6	12.8
Liabilities	0.0	0.0
Net amount	22.6	12.8
Tax loss and tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	18.5	4.6
Liabilities	0.0	0.0
Net amount	18.5	4.6
Other assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	6.0	5.3
Liabilities	(2.9)	(1.2)
Net amount	SFr 3.2	SFr 4.1